Deposits and Other Receivables	12 Months Ended
Jun. 30, 2017
Accounts Receivable, Net/Deposits and Other Receivables [Abstract]
Deposits and other receivables

Note 5 – Deposits and other receivables

Deposits and other receivables consisted of the following:

	June 30, 2017	June 30, 2016
Refundable deposits for equipment purchase	$436,983	$444,439
Deposit for outsourcing agreement (1)	440,388	235,176
Deposit for new project	-	63,739
Advances to employees (2)	241,365	240,474
Insurance compensation	15,555	15,874
Deposit for construction in progress	8,120	-
Deposit with government agency	25,072	3,011
Total	$1,167,483	$1,002,713

Other receivables, non-current consisted of the following:

	June 30, 2017	June 30, 2016
Refundable deposit – construction (3)	$15,411,615	$15,727,696
Total	$15,411,615	$15,727,696

(1)	In December 2011 and May 2016, Yulong Bricks agreed to outsource some brick production to Pingdingshan Hongrui New Construction Materials Co., Ltd., an unrelated third party, and paid approximately $132,732 and $97,719, respectively, as security deposits, which is due on demand. In September 2016, Yulong Concrete and Yulong Renewable submitted a construction bid to Jiyuan Construction Engineering Co. Ltd and paid $73,740 and $136,198 as security deposits.

(2)	The Company entrusts funds to its employees to pay certain of its expenses in the normal course of business, particularly for projects or jobsites beyond Pingdingshan.
(3)	The Company had entered into a cancellation agreement with Pingdingshan City HuaShen Trading Co. Ltd in July 2017. The agreement provides that Yulong Renewable cancelled its purchase agreement with Pingdingshan City HuaShen Trading Co. Ltd signed on March 15, 2016. Under the purchase agreement, Yulong Renewable had remitted a payment of $15.4 million (RMB104.5 million) related to the purchase of equipment, in connection with the construction of Yulong Renewable’s waste recycling plant and factory construction to the contractor. The cancellation agreement provides that the contractor would refund the payment to Yulong Renewable in five (5) equal installment amount on July 10, 2017, October 10, 2017, January 10, 2018, April 10, 2018 and July 10, 2018. The first and second installments of $5,899,183 (RMB 40 million) were received subsequently in July 2017 and October 2017, respectively, per the refund schedule.